SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of anti-dilutive securities) (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	13,275,002	5,229,112	26,339,029	8,129,112	7,846,525	5,191,356
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	13,250,000	3,680,000	25,080,000	6,580,000	6,637,500	3,680,000
Cashless warrants not converted to common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share					534,689	844,689
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	25,002	1,549,112	1,259,029	1,549,112	674,336	666,667